Segments - Schedule of Operations Under a Single Segment of Products and Technology (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operations Under a Single Segment of Products and Technology [Line Items]
Revenues from external customers	$ 31,662	$ 29,562	$ 42,657
Total revenues	31,662	29,562	42,657
Segment results (operating loss)	(70,285)	(26,223)	(77,725)
Finance expenses, net	(47,021)	(10,366)	(6,710)
Loss before taxes on income	(117,306)	(36,589)	(84,435)
Professional Services [Member]
Schedule of Operations Under a Single Segment of Products and Technology [Line Items]
Revenues from external customers	30,223	28,523	41,589
Total revenues	30,223	28,523	41,589
Segment results (operating loss)	(58,625)	(17,086)	(30,690)
Products and Technology [Member]
Schedule of Operations Under a Single Segment of Products and Technology [Line Items]
Revenues from external customers	1,439	1,039	1,068
Total revenues	1,439	1,039	1,068
Segment results (operating loss)	(11,660)	(9,137)	(33,153)
Unallocated amounts [member]
Schedule of Operations Under a Single Segment of Products and Technology [Line Items]
Revenues from external customers
Total revenues
Segment results (operating loss)			$ (13,882)